ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Changes in AOCI by Component (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning balance	$ 13,625	$ 11,274	$ 7,226
Ending balance	12,764	13,625	11,274
Unrealized Gains and Losses on Investments
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning balance	3,556	1,421	(1,408)
Other comprehensive income (loss) before reclassifications	(1,105)	2,048	2,844
Other comprehensive income (loss) relating to other-than-temporary impaired investments for which a portion has been recognized in earnings	(1)	24	(4)
Amounts reclassified from accumulated other comprehensive income (loss)	(41)	63	(11)
Ending balance	2,409	3,556	1,421
Offset of net unrealized losses in AOCI due to impact of net unrealized (loss) on insurance assets and liabilities if recognized as income	(1,900)	(2,000)	(777)
Accumulated Gain and Loss on Derivatives
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning balance	(8)	(8)	0
Other comprehensive income (loss) before reclassifications	0	(2)	(10)
Other comprehensive income (loss) relating to other-than-temporary impaired investments for which a portion has been recognized in earnings	0	0	0
Amounts reclassified from accumulated other comprehensive income (loss)	1	2	2
Ending balance	(7)	(8)	(8)
Total Accumulated Other Comprehensive Income (Loss)
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning balance	3,548	1,413	(1,408)
Other comprehensive income (loss) before reclassifications	(1,105)	2,046	2,834
Other comprehensive income (loss) relating to other-than-temporary impaired investments for which a portion has been recognized in earnings	(1)	24	(4)
Amounts reclassified from accumulated other comprehensive income (loss)	(40)	65	(9)
Ending balance	$ 2,402	$ 3,548	$ 1,413